Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions

35	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities which are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong Listing Rules. Following a review of the application of IAS 24, it was determined that the roles of Chief Legal Officer, Group Head of Internal Audit and Group Head of Human Resources did not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interest in shares are disclosed in the Directors’ Remuneration Report on pages 186 to 202. IAS 24 ‘Related party disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2017	2016	2015
	$m	$m	$m
Short-term employee benefits	43	41	40
Post-employment benefits	—	—	1
Other long-term employee benefits	5	5	9
Share-based payments	35	37	51
Year ended 31 Dec	83	83	101

Shareholdings, options and other securities of Key Management Personnel
	2017	2016
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	15	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	22,609	22,283
At 31 Dec	22.624	22,301

Transactions and balances during the year with Key Management Personnel
		2017		2016
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	329	334	215	220
Guarantees		6	52	55	63
Deposits		300	893	229	677

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities which are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings during 2017 with Directors, disclosed pursuant to Section 413 of the Companies Act 2006, totalled $2m (2016: $2m).
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 17.

Transactions and balances during the year with associates and joint ventures
	2017		2016
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	138	119	126	113
Unsubordinated amounts due from associates	3,104	2,537	3,136	2,881
Subordinated amounts due from associates	411	411	—	—
Amounts due to associates	2,617	1,232	1,112	576
Guarantees and commitments	654	665	776	594
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2017, $5.3bn (2016: $4.4bn) of HSBC post-employment benefit plan assets were under management by
HSBC companies, earning management fees of $8m in 2017 (2016: $6m). At 31 December 2017, HSBC’s post-employment benefit plans had placed deposits of $875m (2016: $710m) with its banking subsidiaries, earning interest payable to the schemes of nil (2016: $1m). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The HSBC Bank (UK) Pension Scheme and International Staff Retirement Benefit Scheme enter into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2017, the gross notional value of the swaps with HSBC Bank (UK) Pension Scheme was $11.3bn (2016: $10.5bn); these swaps had a positive fair value to the scheme of $1.0bn (2016: $0.9bn); and HSBC had delivered collateral of $1.0bn (2016: $0.9bn) to the scheme in respect of these arrangements.
At 31 December 2017, the International Staff Retirement Benefit Scheme no longer held any swaps. In the prior year, it held swaps (gross notional value in 2016: $1.2bn) which had a net negative fair value to the scheme (2016: $85m negative). All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 37.

Transactions and balances during the year with subsidiaries
	2017		2016
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	1,985	1,985	997	247
Loans and advances to HSBC undertakings designated at fair value	11,944	11,944	—	—
Derivatives	2,796	2,388	4,494	2,148
Loans and advances to HSBC undertakings	89,810	76,627	77,732	77,421
Financial investments in HSBC undertakings	4,264	4,264	4,314	3,590
Investments in subsidiaries	95,850	92,930	97,827	95,850
Total related party assets at 31 Dec	206,649	190,138	185,364	179,256
Liabilities
Amounts owed to HSBC undertakings	2,906	2,571	3,823	2,157
Derivatives	4,904	3,082	5,025	5,025
Subordinated liabilities	892	892	1,749	891
Total related party liabilities at 31 Dec	8,702	6,545	10,597	8,073
Guarantees and commitments	9,692	7,778	63,719	7,619

The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.